GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 19.5%
Aerospace & Defense – 0.2%
3,869	Boeing Co.*	$ 741,610
4,367	Chemring Group PLC	14,786
311	Dassault Aviation SA	58,577
2,239	General Dynamics Corp.	494,752
14,003	Howmet Aerospace, Inc.	647,639
1,002	Huntington Ingalls Industries, Inc.	204,989
2,154	L3Harris Technologies, Inc.	375,054
11,859	Leonardo SpA	170,815
6,638	QinetiQ Group PLC	25,709
79,779	Rolls-Royce Holdings PLC*	213,758
59,225	RTX Corp.	4,262,423
4,026	Textron, Inc.	314,592

		7,524,704

Air Freight & Logistics – 0.1%
2,881	CH Robinson Worldwide, Inc.	248,140
10,213	Deutsche Post AG	414,398
2,631	Expeditors International of Washington, Inc.	301,591
2,130	FedEx Corp.	564,280
400	Nippon Express Holdings, Inc	20,872
1,400	SG Holdings Co. Ltd.	17,923
11,631	United Parcel Service, Inc. Class B	1,812,924
1,502	Yamato Holdings Co. Ltd.	24,447

		3,404,575

Automobile Components – 0.0%
1,000	Aisin Corp.	37,785
5,962	BorgWarner, Inc.	240,686
23,607	Dowlais Group PLC	30,934
5,019	Forvia SE*	103,258
1,300	JTEKT Corp.	12,268
7,600	Koito Manufacturing Co. Ltd.	114,606
2,200	NOK Corp.	29,201
3,000	Sumitomo Electric Industries Ltd.	36,141
600	Toyota Boshoku Corp.	10,938
2,400	TS Tech Co. Ltd.	27,224
4,686	Valeo SE	80,411

		723,452

Automobiles – 0.2%
4,783	Bayerische Motoren Werke AG	485,795
110,566	General Motors Co.	3,645,361
17,723	Honda Motor Co. Ltd.	199,378
3,300	Isuzu Motors Ltd.	41,486
4,600	Mazda Motor Corp.	52,231
12,082	Mercedes-Benz Group AG	840,868
9,600	Mitsubishi Motors Corp.	41,840

Shares	Description	Value

Common Stocks – (continued)
Automobiles – (continued)
46,396	Stellantis NV	$ 888,410
3,700	Subaru Corp.	71,945

		6,267,314

Banks – 0.8%
92,008	Banco de Sabadell SA	106,441
130,674	Banco Santander SA	497,616
303,727	Bank of America Corp.	8,316,045
137,382	Barclays PLC	264,794
66,130	BPER Banca	201,001
14,944	Citigroup, Inc.	614,647
8,469	Citizens Financial Group, Inc.	226,969
3,674	Comerica, Inc.	152,655
28,206	Credit Agricole SA	346,787
105,767	ING Groep NV	1,394,016
84,013	JPMorgan Chase & Co.	12,183,565
19,138	KeyCorp	205,925
550,639	Lloyds Banking Group PLC	295,910
10,743	Mizuho Financial Group, Inc.	182,394
16,400	Societe Generale SA	396,841
5,000	Sumitomo Mitsui Financial Group, Inc.	245,630
13,551	Truist Financial Corp.	387,694
11,465	Virgin Money U.K. PLC	23,446
144,491	Wells Fargo & Co.	5,903,902
4,704	Zions Bancorp NA	164,123

		32,110,401

Beverages – 0.6%
24,508	Anheuser-Busch InBev SA	1,358,629
1,898	Asahi Group Holdings Ltd.	70,899
177,215	Coca-Cola Co.	9,920,496
4,234	Constellation Brands, Inc. Class A	1,064,131
1,900	Heineken Holding NV	143,186
400	Ito En Ltd.	12,847
4,745	Molson Coors Beverage Co. Class B	301,735
45,375	PepsiCo, Inc.	7,688,340
6,542	Pernod Ricard SA	1,089,177

		21,649,440

Biotechnology – 0.2%
9,895	AbbVie, Inc.	1,474,949
1,606	Biogen, Inc.*	412,758
9,709	Gilead Sciences, Inc.	727,592
4,353	Incyte Corp.*	251,473
836	Regeneron Pharmaceuticals, Inc.*	687,995
12,846	Vertex Pharmaceuticals, Inc.*	4,467,068

		8,021,835

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Broadline Retail – 0.0%
7,345	eBay, Inc.	$ 323,841
16,600	Isetan Mitsukoshi Holdings Ltd.	192,313
1,718	J Front Retailing Co. Ltd.	17,581
2,000	Pan Pacific International Holdings Corp.	41,974
9,500	Takashimaya Co. Ltd.	139,166

		714,875

Building Products – 0.0%
2,939	A O Smith Corp.	194,356
1,848	Allegion PLC	192,562
8,053	Carrier Global Corp.	444,525
5,040	Cie de Saint-Gobain SA	301,646
6,668	Johnson Controls International PLC	354,804
4,148	Masco Corp.	221,711
4,500	TOTO Ltd.	116,122

		1,825,726

Capital Markets – 0.6%
9,019	3i Group PLC	227,014
1,129	Ameriprise Financial, Inc.	372,209
2,280	Amundi SA(a)	128,060
9,129	Azimut Holding SpA	198,661
9,667	Bank of New York Mellon Corp.	412,297
1,069	BlackRock, Inc.	691,098
91,267	Charles Schwab Corp.	5,010,558
46,054	Deutsche Bank AG	506,146
10,054	Franklin Resources, Inc.	247,127
5,942	IG Group Holdings PLC	46,518
33,429	Intercontinental Exchange, Inc.	3,677,859
5,394	Intermediate Capital Group PLC	90,541
16,608	Invesco Ltd.	241,148
6,135	Investec PLC	36,057
4,546	Janus Henderson Group PLC	117,378
6,402	Jefferies Financial Group, Inc.	234,505
1,936	Liontrust Asset Management PLC	14,278
49,894	Man Group PLC	135,613
10,454	Morgan Stanley	853,778
14,400	Nomura Holdings, Inc.	57,664
10,601	Northern Trust Corp.	736,557
8,528	Quilter PLC(a)	8,884
3,129	Raymond James Financial, Inc.	314,245
16,018	S&P Global, Inc.	5,853,137
2,000	SBI Holdings, Inc.	42,092
2,933	SEI Investments Co.	176,655
7,006	St. James’s Place PLC	70,683

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
5,309	State Street Corp.	$ 355,491
3,005	T Rowe Price Group, Inc.	315,134
3,922	TP ICAP Group PLC	8,140
2,490	TPG, Inc.	74,999

		21,254,526

Chemicals – 0.4%
14,822	Albemarle Corp.	2,520,333
609	Arkema SA	59,950
2,309	Celanese Corp.	289,826
3,759	CF Industries Holdings, Inc.	322,297
4,532	Covestro AG*(a)	243,708
8,140	Dow, Inc.	419,698
8,890	Elementis PLC*	13,409
5,480	Essentra PLC	10,818
6,539	Johnson Matthey PLC	129,454
4,468	K&S AG	80,801
900	Kaneka Corp.	23,333
1,300	Kansai Paint Co. Ltd.	18,584
1,700	Kuraray Co. Ltd.	20,139
17,938	Linde PLC	6,679,214
3,894	LyondellBasell Industries NV Class A	368,762
6,100	Mitsubishi Chemical Group Corp.	38,430
7,558	Mosaic Co.	269,065
700	Nippon Sanso Holdings Corp.	16,574
800	Nitto Denko Corp.	52,460
1,600	Resonac Holdings Corp.	26,766
15,224	Sherwin-Williams Co.	3,882,881
930	Solvay SA	102,774
429	Synthomer PLC*	1,216
1,100	Teijin Ltd.	10,689
1,700	Tokyo Ohka Kogyo Co. Ltd.	100,988
6,400	Toray Industries, Inc.	33,300
1,104	Victrex PLC	18,925

		15,754,394

Commerical Services & Supplies – 0.3%
63,673	Copart, Inc.*	2,743,670
1,490	Elis SA	26,169
13,054	Mitie Group PLC	16,287
733	MSA Safety, Inc.	115,558
1,400	Park24 Co. Ltd.*	17,739
26,083	Republic Services, Inc.	3,717,088
16,691	Serco Group PLC	30,343
13,683	Tetra Tech, Inc.	2,080,227
1,000	Toppan, Inc.	23,921
7,528	Waste Management, Inc.	1,147,568

		9,918,570

Communications Equipment – 0.2%
165,034	Cisco Systems, Inc.	8,872,228
1,467	F5, Inc.*	236,392

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
8,034	Juniper Networks, Inc.	$ 223,265
9,902	Spirent Communications PLC	16,672

		9,348,557

Construction & Engineering – 0.0%
413	Ackermans & van Haaren NV	62,408
2,134	ACS Actividades de Construccion y Servicios SA	76,717
5,620	Balfour Beatty PLC	22,011
600	COMSYS Holdings Corp.	12,544
1,023	Eiffage SA	97,101
1,500	JGC Holdings Corp.	20,842
2,600	Obayashi Corp.	22,880
1,618	Quanta Services, Inc.	302,679
16,400	Shimizu Corp.	113,919
4,400	Toda Corp.	23,807
3,899	Vinci SA	431,350

		1,186,258

Construction Materials – 0.0%
7,017	CRH PLC	385,917
1,980	Heidelberg Materials AG	153,352
2,776	Marshalls PLC	8,520

		547,789

Consumer Finance – 0.2%
30,910	American Express Co.	4,611,463
4,492	Capital One Financial Corp.	435,948
1,000	Credit Saison Co. Ltd.	15,856
3,922	Discover Financial Services	339,763
9,300	Synchrony Financial	284,301

		5,687,331

Consumer Staples Distribution & Retail – 0.6%
8,460	Carrefour SA	145,301
900	Cosmos Pharmaceutical Corp.	92,014
15,210	Costco Wholesale Corp.	8,593,042
18,622	Dollar Tree, Inc.*	1,982,312
69,468	J Sainsbury PLC	213,929
2,690	Jeronimo Martins SGPS SA	60,413
7,454	Kesko Oyj Class B	133,548
9,980	Koninklijke Ahold Delhaize NV	300,794
8,279	Kroger Co.	370,485
700	Kusuri No. Aoki Holdings Co. Ltd.	40,525
431	Lawson, Inc.	19,814
26,021	Marks & Spencer Group PLC*	74,842
8,500	MatsukiyoCocokara & Co.	152,261
3,172	Seven & i Holdings Co. Ltd.	124,184
1,100	Sugi Holdings Co. Ltd.	43,694

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – (continued)
1,900	Sundrug Co. Ltd.	$ 51,496
13,985	Sysco Corp.	923,709
71,152	Tesco PLC	228,859
58,516	Walmart, Inc.	9,358,464
1,000	Welcia Holdings Co. Ltd.	17,269

		22,926,955

Containers & Packaging – 0.1%
24,874	Crown Holdings, Inc.	2,200,851
17,849	DS Smith PLC	62,252
2,107	Huhtamaki Oyj	69,269
7,199	International Paper Co.	255,349
1,616	Packaging Corp. of America	248,137
12,087	Sealed Air Corp.	397,179
1,395	Smurfit Kappa Group PLC	46,219
320	Vidrala SA	27,781
8,055	Westrock Co.	288,369

		3,595,406

Distributors – 0.0%
3,836	Inchcape PLC	35,331
5,098	LKQ Corp.	252,402

		287,733

Diversified REITs – 0.0%
28,082	LXI REIT PLC	31,111
26,447	U.K. Commercial Property REIT Ltd.	17,105

		48,216

Diversified Telecommunication Services – 0.1%
55,893	AT&T, Inc.	839,513
94,489	BT Group PLC	134,180
107,823	Deutsche Telekom AG	2,261,781
3,500	Internet Initiative Japan, Inc.	56,524
134,064	Koninklijke KPN NV	441,696
25,606	Telefonica Deutschland Holding AG	45,798
64,353	Telefonica SA	262,904
28,218	Verizon Communications, Inc.	914,545

		4,956,941

Electric Utilities – 0.1%
2,100	Chubu Electric Power Co., Inc.	26,733
36,638	Edison International	2,318,819
100,397	EDP - Energias de Portugal SA	417,445
27,060	Exelon Corp.	1,022,597
560	Verbund AG	45,557

		3,831,151

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 0.1%
17,563	Eaton Corp. PLC	$ 3,745,837
800	Fuji Electric Co. Ltd.	36,028
2,400	Fujikura Ltd.	19,286
600	Furukawa Electric Co. Ltd.	9,554
23,300	Mitsubishi Electric Corp.	287,859
437	Nexans SA	35,430
4,192	Prysmian SpA	168,260
18,696	Siemens Energy AG*	243,659
2,176	Signify NV(a)	58,388

		4,604,301

Electronic Equipment, Instruments & Components – 0.1%
1,588	Crane NXT Co.	88,245
300	Horiba Ltd.	16,208
2,466	Keysight Technologies, Inc.*	326,276
16,200	Murata Manufacturing Co. Ltd.	295,523
491	Oxford Instruments PLC	13,060
475	Renishaw PLC	20,412
1,096	Spectris PLC	45,310
1,900	TDK Corp.	70,243
3,230	TE Connectivity Ltd.	399,002
726	Teledyne Technologies, Inc.*	296,629
4,549	Trimble, Inc.*	245,009
1,144	Yokogawa Electric Corp.	22,080
2,463	Zebra Technologies Corp. Class A*	584,942

		2,422,939

Energy Equipment & Services – 0.0%
9,264	Halliburton Co.	375,192
18,732	John Wood Group PLC*	35,294
15,460	Tenaris SA	244,205

		654,691

Entertainment – 0.1%
5,990	Bollore SE	32,150
11,093	Electronic Arts, Inc.	1,335,597
3,364	Live Nation Entertainment, Inc.*	279,347
2,600	Nexon Co. Ltd.	46,458
11,565	Walt Disney Co.*	937,343
32,139	Warner Bros Discovery, Inc.*	349,030

		2,979,925

Financial Services – 1.3%
36,138	Apollo Global Management, Inc.	3,243,747
53,976	Berkshire Hathaway, Inc. Class B*	18,907,793
618	Eurazeo SE	36,774
705	EXOR NV	62,356
28,251	Mastercard, Inc. Class A	11,184,853

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
7,100	Mitsubishi HC Capital, Inc.	$ 47,308
4,700	ORIX Corp.	87,760
7,517	OSB Group PLC	29,825
3,350	Paragon Banking Group PLC	20,014
9,393	PayPal Holdings, Inc.*	549,115
1,829	Plus500 Ltd.	30,729
52,571	Visa, Inc. Class A	12,091,856
12,007	WEX, Inc.*	2,258,397

		48,550,527

Food Products – 0.2%
6,009	Archer-Daniels-Midland Co.	453,199
400	Ariake Japan Co. Ltd.	13,577
9,655	Associated British Foods PLC	242,570
23,346	Bunge Ltd.	2,527,204
6,315	Danone SA	348,321
21,250	Darling Ingredients, Inc.*	1,109,250
1,649	Glanbia PLC	27,214
3,899	JDE Peet’s NV	108,909
4,498	Kerry Group PLC Class A	375,828
500	Nichirei Corp.	10,981
29,028	Post Holdings, Inc.*	2,488,861
10,887	Tate & Lyle PLC	91,056
600	Toyo Suisan Kaisha Ltd.	23,530
20,798	Tyson Foods, Inc. Class A	1,050,091
506	Viscofan SA	30,892
600	Yamazaki Baking Co. Ltd.	11,030

		8,912,513

Gas Utilities – 0.0%
8,926	Italgas SpA	45,668
5,362	Naturgy Energy Group SA	145,874
7,400	Osaka Gas Co. Ltd.	121,766
907	Rubis SCA	20,314
1,600	Tokyo Gas Co. Ltd.	36,276

		369,898

Ground Transportation – 0.3%
128,873	CSX Corp.	3,962,845
9,039	Firstgroup PLC	16,619
4,000	Kintetsu Group Holdings Co. Ltd.	113,411
16,860	Mobico Group PLC	18,175
800	Nishi-Nippon Railroad Co. Ltd.	13,275
6,000	Seino Holdings Co. Ltd.	84,080
600	Tobu Railway Co. Ltd.	15,421
33,160	Union Pacific Corp.	6,752,371

		10,976,197

Health Care Equipment & Supplies – 0.9%
61,336	Abbott Laboratories	5,940,392
53,374	Baxter International, Inc.	2,014,335

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
14,269	Becton Dickinson & Co.	$ 3,688,965
1,225	BioMerieux	118,507
68,108	ConvaTec Group PLC(a)	180,491
1,692	Cooper Cos., Inc.	538,073
29,275	Dexcom, Inc.*	2,731,357
2,203	DiaSorin SpA	200,611
60,291	Hologic, Inc.*	4,184,195
10,783	Koninklijke Philips NV	215,145
80,705	Medtronic PLC	6,324,044
5,590	Penumbra, Inc.*	1,352,277
11,713	STERIS PLC	2,570,066
5,856	Stryker Corp.	1,600,269
972	Teleflex, Inc.	190,911
24,156	Zimmer Biomet Holdings, Inc.	2,710,786

		34,560,424

Health Care Providers & Services – 1.2%
600	Alfresa Holdings Corp.	9,837
13,066	Cardinal Health, Inc.	1,134,390
51,454	Centene Corp.*	3,544,151
2,487	Cigna Group	711,456
10,738	CVS Health Corp.	749,727
2,414	DaVita, Inc.*	228,195
13,207	Elevance Health, Inc.	5,750,592
2,384	Fresenius Medical Care AG & Co. KGaA	102,493
5,246	Fresenius SE & Co. KGaA	162,942
1,700	H.U. Group Holdings, Inc.	28,847
15,365	HCA Healthcare, Inc.	3,779,483
3,419	Henry Schein, Inc.*	253,861
8,774	Humana, Inc.	4,268,726
13,151	Laboratory Corp. of America Holdings	2,644,009
9,943	McKesson Corp.	4,323,714
600	Medipal Holdings Corp.	10,142
1,022	Molina Healthcare, Inc.*	335,104
2,082	Quest Diagnostics, Inc.	253,713
1,200	Suzuken Co. Ltd.	37,112
31,774	UnitedHealth Group, Inc.	16,020,133
2,043	Universal Health Services, Inc. Class B	256,866

		44,605,493

Health Care REITs – 0.0%
11,234	Healthpeak Properties, Inc.	206,256
6,490	Ventas, Inc.	273,424

		479,680

Hotel & Resort REITs – 0.0%
17,672	Host Hotels & Resorts, Inc.	283,989
16,653	Park Hotels & Resorts, Inc.	205,165

		489,154

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 0.4%
8,462	Accor SA	$ 284,614
2,089	Booking Holdings, Inc.*	6,442,372
5,507	Caesars Entertainment, Inc.*	255,249
2,351	Choice Hotels International, Inc.	288,021
14,856	Churchill Downs, Inc.	1,723,890
7,776	Entain PLC	88,194
2,859	Expedia Group, Inc.*	294,677
1,500	Food & Life Cos. Ltd.	25,155
1,823	J D Wetherspoon PLC*	15,381
11,802	Just Eat Takeaway.com NV*(a)	145,914
2,184	La Francaise des Jeux SAEM(a)	70,936
8,871	McDonald’s Corp.	2,336,976
7,196	MGM Resorts International*	264,525
1,576	Playtech PLC*	8,691
3,498	Royal Caribbean Cruises Ltd.*	322,306
1,400	Skylark Holdings Co. Ltd.*	19,151
3,367	Sodexo SA	346,624
5,504	SSP Group PLC*	13,606
7,083	TUI AG*	38,824
7,967	Yum! Brands, Inc.	995,397

		13,980,503

Household Durables – 0.1%
16,351	Barratt Developments PLC	87,668
1,544	Bellway PLC	42,895
4,495	Berkeley Group Holdings PLC	224,478
3,635	DR Horton, Inc.	390,653
3,448	Lennar Corp. Class A	386,969
2,342	Mohawk Industries, Inc.*	200,967
47	NVR, Inc.*	280,275
11,000	Panasonic Holdings Corp.	124,166
3,858	PulteGroup, Inc.	285,685
2,900	Rinnai Corp.	54,227
254	SEB SA	23,695
1,000	Sekisui Chemical Co. Ltd.	14,387
4,400	Sharp Corp.*	27,393
1,000	Sumitomo Forestry Co. Ltd.	25,364
55,039	Taylor Wimpey PLC	78,495
1,400	Whirlpool Corp.	187,180

		2,434,497

Household Products – 0.3%
1,400	Lion Corp.	13,808
88,698	Procter & Gamble Co.	12,937,490
1,515	Reynolds Consumer Products, Inc.	38,842

		12,990,140

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.0%
8,924	Drax Group PLC	$ 47,777
1,200	Electric Power Development Co. Ltd.	19,377
1,511	Encavis AG*	21,205

		88,359

Industrial Conglomerates – 0.2%
947	DCC PLC	53,022
7,465	General Electric Co.	825,256
100	Hikari Tsushin, Inc.	15,229
2,800	Hitachi Ltd.	173,537
35,177	Honeywell International, Inc.	6,498,599

		7,565,643

Industrial REITs – 0.0%
10,140	Urban Logistics REIT PLC	13,584

Insurance – 0.5%
5,702	Aflac, Inc.	437,629
7,022	Ageas SA	289,211
7,799	American International Group, Inc.	472,619
12,220	Aon PLC Class A	3,961,968
4,417	Arch Capital Group Ltd.*	352,079
12,762	Arthur J Gallagher & Co.	2,908,843
58,829	Assicurazioni Generali SpA	1,200,841
1,354	Assurant, Inc.	194,407
3,198	Chubb Ltd.	665,760
723	CNA Financial Corp.	28,450
4,700	Dai-ichi Life Holdings, Inc.	97,028
777	Everest Group Ltd.	288,788
4,378	Globe Life, Inc.	476,020
11,588	Hartford Financial Services Group, Inc.	821,705
3,414	Hiscox Ltd.	41,742
12,492	Japan Post Holdings Co. Ltd.	99,938
1,088	Japan Post Insurance Co. Ltd.	18,298
4,369	Loews Corp.	276,601
20,658	Marsh & McLennan Cos., Inc.	3,931,217
7,147	MetLife, Inc.	449,618
7,804	Old Republic International Corp.	210,240
11,847	Poste Italiane SpA(a)	124,409
9,467	Principal Financial Group, Inc.	682,287
4,143	Prudential Financial, Inc.	393,129
1,819	SCOR SE	56,474
2,460	Travelers Cos., Inc.	401,743
4,109	W R Berkley Corp.	260,880

		19,141,924

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 1.0%
282,038	Alphabet, Inc. Class A*	$ 36,907,492
4,999	Match Group, Inc.*	195,836
9,291	Moneysupermarket.com Group PLC	27,501

		37,130,829

IT Services – 0.4%
32,691	Accenture PLC Class A	10,039,733
2,908	Akamai Technologies, Inc.*	309,818
765	Alten SA	100,384
1,400	BIPROGY, Inc.	34,959
6,733	Capgemini SE	1,174,867
6,323	Cognizant Technology Solutions Corp. Class A	428,320
919	Computacenter PLC	28,298
11,615	DXC Technology Co.*	241,941
1,179	EPAM Systems, Inc.*	301,459
16,600	Finablr PLC*(a)(b)	—
800	Fujitsu Ltd.	94,089
971	Gartner, Inc.*	333,645
6,323	International Business Machines Corp.	887,117
4,000	Itochu Techno-Solutions Corp.	115,330
1,154	NEC Corp.	63,727
800	NET One Systems Co. Ltd.	15,182
797	Reply SpA	74,784
700	SCSK Corp.	12,204
2,409	Softcat PLC	42,883
117	Sopra Steria Group SACA	24,153
1,116	TietoEVRY Oyj	25,065
4,000	TIS, Inc.	87,957
2,452	VeriSign, Inc.*	496,604

		14,932,519

Leisure Products – 0.0%
300	Sankyo Co. Ltd.	13,749
1,500	Sega Sammy Holdings, Inc.	27,664
5,100	Yamaha Corp.	139,289

		180,702

Life Sciences Tools & Services – 0.6%
11,620	Agilent Technologies, Inc.	1,299,348
119,068	Avantor, Inc.*	2,509,954
589	Bio-Rad Laboratories, Inc. Class A*	211,127
3,703	Charles River Laboratories International, Inc.*	725,714
4,339	Danaher Corp.	1,076,506
1,971	Eurofins Scientific SE	111,080
13,839	IQVIA Holdings, Inc.*	2,722,823
3,145	Mettler-Toledo International, Inc.*	3,484,880
19,453	QIAGEN NV*	786,122
20,322	Thermo Fisher Scientific, Inc.	10,286,387

		23,213,941

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – 0.3%
5,033	Alstom SA	$ 119,620
1,961	ANDRITZ AG	98,820
3,424	Bodycote PLC	27,259
3,316	Caterpillar, Inc.	905,268
16,149	CNH Industrial NV	196,043
1,100	DMG Mori Co. Ltd.	18,668
1,956	Donaldson Co., Inc.	116,656
1,969	Dover Corp.	274,695
500	Ebara Corp.	23,393
4,393	Fortive Corp.	325,785
4,484	GEA Group AG	165,255
4,762	IMI PLC	90,618
17,687	Ingersoll Rand, Inc.	1,127,016
2,778	Interpump Group SpA	127,078
19,500	Kubota Corp.	286,861
1,200	Makita Corp.	29,591
1,800	Miura Co. Ltd.	36,175
1,500	NGK Insulators Ltd.	19,880
2,800	NSK Ltd.	15,744
7,600	NTN Corp.	14,468
300	OKUMA Corp.	13,175
10,972	Otis Worldwide Corp.	881,161
35,675	PACCAR, Inc.	3,033,089
8,256	Parker-Hannifin Corp.	3,215,877
3,192	Pentair PLC	206,682
934	Snap-on, Inc.	238,226
800	THK Co. Ltd.	14,603
1,993	Vesuvius PLC	10,528
5,372	Weir Group PLC	124,120
2,562	Westinghouse Air Brake Technologies Corp.	272,264

		12,028,618

Marine Transportation – 0.1%
369	Clarkson PLC	12,313
1,500	Kawasaki Kisen Kaisha Ltd.	51,189
23,771	Kirby Corp.*	1,968,239
2,200	Mitsui OSK Lines Ltd.	60,454
2,900	Nippon Yusen KK	75,298

		2,167,493

Media – 0.3%
12,136	Ascential PLC*	30,947
1,259	Charter Communications, Inc. Class A*	553,734
170,641	Comcast Corp. Class A	7,566,222
1,100	Dentsu Group, Inc.	32,353
33,481	Fox Corp. Class A	1,044,607
2,117	Future PLC	22,865
14,796	Informa PLC	135,109

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
45,494	ITV PLC	$ 39,081
12,454	News Corp. Class A	249,827
2,465	Publicis Groupe SA	186,582
3,500	TBS Holdings, Inc.	58,849
35,270	Vivendi SE	308,899
13,531	WPP PLC	120,552

		10,349,627

Metals & Mining – 0.1%
11,858	ArcelorMittal SA	296,877
23,673	Centamin PLC	24,055
300	Dowa Holdings Co. Ltd.	9,322
7,048	Evraz PLC*(b)	—
95,303	Glencore PLC	542,704
3,900	JFE Holdings, Inc.	57,113
3,300	Kobe Steel Ltd.	42,982
500	Mitsui Mining & Smelting Co. Ltd.	12,676
4,500	Nippon Steel Corp.	105,426
2,820	Nucor Corp.	440,907
7,220	Rio Tinto PLC	453,361
5,628	SSR Mining, Inc.	74,796
3,096	Steel Dynamics, Inc.	331,953
13,112	thyssenkrupp AG	99,682
1,238	voestalpine AG	33,705

		2,525,559

Multi-Utilities – 0.1%
51,090	A2A SpA	90,802
305,567	Centrica PLC	574,744
90,062	E.ON SE	1,065,074
14,333	Hera SpA	39,139
37,274	National Grid PLC	445,773
2,198	Telecom Plus PLC	39,958
21,964	Veolia Environnement SA	634,895

		2,890,385

Office REITs – 0.1%
2,644	Alexandria Real Estate Equities, Inc.	264,664
43,821	Boston Properties, Inc.	2,606,473
666	Covivio SA	29,542
1,140	Derwent London PLC	26,728
2,126	Workspace Group PLC	12,664

		2,940,071

Oil, Gas & Consumable Fuels – 0.5%
10,351	Antero Midstream Corp.	124,005
89,181	BP PLC	574,855
9,908	Chevron Corp.	1,670,687
52,662	ConocoPhillips	6,308,908
11,069	Coterra Energy, Inc.	299,416
50,393	Eni SpA	809,503
4,501	EOG Resources, Inc.	570,547
20,053	Exxon Mobil Corp.	2,357,832

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
8,951	Galp Energia SGPS SA	$ 132,583
16,405	Harbour Energy PLC	51,375
19,999	Hess Corp.	3,059,847
6,300	Inpex Corp.	94,489
300	Iwatani Corp.	15,102
10,876	Marathon Oil Corp.	290,933
3,830	Marathon Petroleum Corp.	579,632
7,586	Occidental Petroleum Corp.	492,180
1,992	OMV AG	95,147
4,507	Phillips 66	541,516
19,695	Repsol SA	323,963
17,893	Shell PLC	567,105
21,381	TotalEnergies SE	1,405,786
3,693	Valero Energy Corp.	523,335

		20,888,746

Paper & Forest Products – 0.0%
6,310	Mondi PLC	105,262

Passenger Airlines – 0.0%
6,561	Air France-KLM*	82,113
17,271	American Airlines Group, Inc.*	221,242
2,900	ANA Holdings, Inc.*	60,720
8,604	Delta Air Lines, Inc.	318,348
20,229	Deutsche Lufthansa AG*	160,080
12,302	easyJet PLC*	63,765
2,800	Japan Airlines Co. Ltd.	54,402
6,595	United Airlines Holdings, Inc.*	278,968

		1,239,638

Personal Products – 0.0%
59,662	Haleon PLC	247,304
300	Kose Corp.	21,745

		269,049

Pharmaceuticals – 0.2%
7,216	AstraZeneca PLC	973,326
14,601	Bristol-Myers Squibb Co.	847,442
30,023	GSK PLC	543,230
7,529	Hikma Pharmaceuticals PLC	191,185
2,926	Indivior PLC*	63,289
320	Ipsen SA	41,927
14,664	Jazz Pharmaceuticals PLC*	1,898,108
2,300	JCR Pharmaceuticals Co. Ltd.	22,958
1,668	Merck KGaA	278,068
2,600	Nippon Shinyaku Co. Ltd.	109,787
2,200	Ono Pharmaceutical Co. Ltd.	42,192
8,701	Otsuka Holdings Co. Ltd.	308,930
32,750	Pfizer, Inc.	1,086,317
3,422	Recordati Industria Chimica e Farmaceutica SpA	161,263

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
6,947	Sanofi	$ 745,936
1,500	Shionogi & Co. Ltd.	66,907
4,743	Takeda Pharmaceutical Co. Ltd.	147,016
3,204	UCB SA	262,437
27,377	Viatris, Inc.	269,937

		8,060,255

Professional Services – 0.2%
11,955	Broadridge Financial Solutions, Inc.	2,140,543
4,409	Equifax, Inc.	807,640
29,362	Hays PLC	38,945
26,089	KBR, Inc.	1,537,686
2,920	Leidos Holdings, Inc.	269,107
4,857	Pagegroup PLC	24,835
21,948	Paychex, Inc.	2,531,263
9,000	Persol Holdings Co. Ltd.	14,618
3,205	Robert Half, Inc.	234,862
1,614	Teleperformance SE	202,648
6,625	TransUnion	475,897

		8,278,044

Real Estate Management & Development – 0.1%
26,670	CBRE Group, Inc. Class A*	1,969,846
1,900	Hulic Co. Ltd.	17,037
5,719	IWG PLC*	9,874
6,000	Kojamo Oyj	53,161
3,500	Relo Group, Inc.	37,840
3,700	Savills PLC	39,072
4,100	Tokyu Fudosan Holdings Corp.	25,193

		2,152,023

Residential REITs – 0.0%
3,708	AvalonBay Communities, Inc.	636,812
2,414	Camden Property Trust	228,316
9,191	Equity Residential	539,604
1,802	Mid-America Apartment Communities, Inc.	231,827

		1,636,559

Retail REITs – 0.0%
45,164	Hammerson PLC	13,824
13,172	Kimco Realty Corp.	231,695
3,827	Klepierre SA	93,706
6,853	Realty Income Corp.	342,239

		681,464

Semiconductors & Semiconductor Equipment – 1.2%
98,593	Advanced Micro Devices, Inc.*	10,137,332
30,557	Analog Devices, Inc.	5,350,225
5,816	Applied Materials, Inc.	805,225

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
2,117	Enphase Energy, Inc.*	$ 254,357
21,789	Infineon Technologies AG	721,668
1,116	KLA Corp.	511,865
7,445	Lam Research Corp.	4,666,303
5,792	Microchip Technology, Inc.	452,066
67,554	Micron Technology, Inc.	4,595,699
14,271	MKS Instruments, Inc.	1,235,012
6,128	Monolithic Power Systems, Inc.	2,831,136
2,449	NXP Semiconductors NV	489,604
38,612	ON Semiconductor Corp.*	3,588,985
2,689	Qorvo, Inc.*	256,719
7,648	QUALCOMM, Inc.	849,387
7,150	Renesas Electronics Corp.*	109,216
732	SCREEN Holdings Co. Ltd.	35,572
1,000	Shinko Electric Industries Co. Ltd.	38,800
3,042	Skyworks Solutions, Inc.	299,911
20,500	STMicroelectronics NV	883,626
22,636	Sumco Corp.	294,561
49,714	Texas Instruments, Inc.	7,905,023

		46,312,292

Software – 2.1%
2,465	ANSYS, Inc.*	733,461
7,425	Autodesk, Inc.*	1,536,307
18,665	Crowdstrike Holdings, Inc. Class A*	3,124,148
12,721	Dynatrace, Inc.*	594,452
103,785	Gen Digital, Inc.	1,834,919
10,518	Intuit, Inc.	5,374,067
135,437	Microsoft Corp.	42,764,233
5,587	PTC, Inc.*	791,566
6,047	Roper Technologies, Inc.	2,928,441
41,443	Salesforce, Inc.*	8,403,812
10,860	SAP SE	1,405,740
9,465	ServiceNow, Inc.*	5,290,556
8,064	Synopsys, Inc.*	3,701,134

		78,482,836

Specialized REITs – 0.0%
6,016	Safestore Holdings PLC	53,748

Specialty Retail – 0.6%
11,788	AutoNation, Inc.*	1,784,703
5,596	Bath & Body Works, Inc.	189,145
3,648	Best Buy Co., Inc.	253,427
16,621	Burlington Stores, Inc.*	2,248,821
16,196	Currys PLC	9,534
2,205	Dunelm Group PLC	28,248
31,381	Home Depot, Inc.	9,482,083
41,200	JD Sports Fashion PLC	74,841
8,552	Lowe’s Cos., Inc.	1,777,658
4,971	Pets at Home Group PLC	20,203
8,914	Ross Stores, Inc.	1,006,836

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
204	Shimamura Co. Ltd.	$ 20,162
50,775	TJX Cos., Inc.	4,512,882
6,072	Ulta Beauty, Inc.*	2,425,460
28,100	Yamada Holdings Co. Ltd.	86,416
5,746	Zalando SE*(a)	127,667

		24,048,086

Technology Hardware, Storage & Peripherals – 1.0%
220,304	Apple, Inc.	37,718,248
1,100	Brother Industries Ltd.	17,719
19,188	Hewlett Packard Enterprise Co.	333,296
11,255	HP, Inc.	289,253
5,100	Konica Minolta, Inc.*	16,603
2,704	Ricoh Co. Ltd.	23,330
1,500	Seiko Epson Corp.	23,557

		38,422,006

Textiles, Apparel & Luxury Goods – 0.1%
29,033	Coats Group PLC	25,965
7,287	Lululemon Athletica, Inc.*	2,809,940
1,508	Ralph Lauren Corp.	175,064
44,492	Skechers USA, Inc. Class A*	2,177,884
6,147	Tapestry, Inc.	176,726

		5,365,579

Trading Companies & Distributors – 0.1%
2,138	Brenntag SE	165,431
3,355	Bunzl PLC	119,484
18,097	Howden Joinery Group PLC	161,924
4,647	ITOCHU Corp.	167,822
7,532	Marubeni Corp.	117,411
4,935	Mitsubishi Corp.	235,154
5,781	Mitsui & Co. Ltd.	209,677
3,978	Rexel SA	89,131
6,248	RS Group PLC	55,802
2,000	Sojitz Corp.	43,811
5,700	Sumitomo Corp.	113,760
1,000	Toyota Tsusho Corp.	58,816
2,446	Travis Perkins PLC	25,008
1,405	WW Grainger, Inc.	972,035

		2,535,266

Transportation Infrastructure – 0.0%
1,867	Aena SME SA(a)	280,942
1,800	Kamigumi Co. Ltd.	37,069

		318,011

Wireless Telecommunication Services – 0.0%
16,950	Airtel Africa PLC(a)	25,911
5,111	Freenet AG	119,641
5,300	KDDI Corp.	162,235

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Wireless Telecommunication Services – (continued)
702,565	Vodafone Group PLC	$ 658,584

		966,371

TOTAL COMMON STOCKS (Cost $ 685,273,060)		$ 745,581,520

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Household Products – 0.0%
Henkel AG & Co. KGaA
2,042	0.000%	$ 145,410
(Cost $ 159,129)

Units	Expiration Date	Value

Rights* – 0.0%
Synthomer PLC
2,492	12/10/23	$ 912
(Cost $ 5,464)

Shares	Description	Value

Exchange Traded Funds – 19.2%
532,373	Invesco Senior Loan ETF(c)	$ 11,174,509
3,565,205	iShares 5-10 Year Investment Grade Corporate Bond ETF	173,447,223
7,241,027	iShares Core MSCI Emerging Markets ETF	344,600,475
1,507,914	SPDR Blackstone Senior Loan ETF(c)	63,226,834
1,672,722	SPDR Bloomberg Convertible Securities ETF	113,410,552
287,357	VanEck Fallen Angel High Yield Bond ETF	7,775,880

Shares	Description	Value

Exchange Traded Funds – (continued)
223,600	Vanguard Real Estate ETF	$ 16,917,576

TOTAL EXCHANGE TRADED FUNDS (Cost $749,481,500)		$ 730,553,049

Shares	Dividend Rate	Value

Investment Company(d) – 57.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
2,189,646,782	5.240%	$2,189,646,782
(Cost $2,189,646,782)

Securities Lending Reinvestment Vehicle(d) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
14,576,220	5.240%	$ 14,576,220
(Cost $14,576,220)

TOTAL INVESTMENTS – 96.5% (Cost $3,639,142,155)		$3,680,503,893

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%		135,134,711

NET ASSETS – 100.0%		$3,815,638,604

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	MXN	72,140,000	USD	4,033,229	12/20/23	$49,548
	USD	11,981,032	CHF	10,720,000	12/20/23	160,793
	USD	5,905,956	CZK	136,530,000	12/20/23	692
	USD	49,253,525	EUR	45,790,000	12/20/23	651,888
	USD	23,931,866	GBP	19,380,000	12/20/23	272,260
	USD	8,157,235	IDR	125,450,430,000	12/20/23	61,692
	USD	28,068,311	JPY	4,077,040,000	12/20/23	410,624
	USD	10,831,223	KRW	14,435,620,000	12/20/23	111,941
	USD	17,128,103	TWD	545,390,000	12/20/23	121,514

TOTAL						$1,840,952

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	CAD	5,850,000	USD	4,329,253	12/20/23	$(16,506)
	CHF	5,730,000	USD	6,493,748	12/20/23	(175,653)
	USD	13,316,628	AUD	20,790,000	12/20/23	(88,676)
	USD	20,780,331	CAD	28,330,000	12/20/23	(105,162)
	USD	7,034,706	CHF	6,380,000	12/20/23	(101)
	USD	6,240,802	CLP	5,605,800,000	12/20/23	(28,055)
	USD	3,912,668	IDR	60,742,990,000	12/20/23	(7,188)
	USD	6,388,752	ILS	24,350,000	12/20/23	(21,898)
	USD	4,140,683	INR	345,800,000	12/20/23	(3,778)
	USD	4,869,242	NOK	52,110,000	12/20/23	(13,540)
	USD	13,028,834	NZD	22,180,000	12/20/23	(265,202)
	USD	8,424,287	PHP	481,760,000	12/20/23	(83,115)
	USD	5,925,771	SEK	65,640,000	12/20/23	(107,580)
	USD	4,224,348	ZAR	81,320,000	12/20/23	(39,569)

TOTAL						$(956,023)

FUTURES CONTRACTS — At September 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	362	12/27/23	$41,588,228	$(291,671)
3M SARON	28	03/19/24	7,513,519	533
Australian 10 Year Government Bonds	161	12/15/23	11,590,856	(312,009)
Brent Crude	141	10/31/23	13,000,200	217,469
CAC40 Index	97	10/20/23	7,334,096	(96,906)
Cattle Feeder	27	11/16/23	3,441,150	(77,464)
Cotton No.2	29	12/06/23	1,263,675	(25,567)
Dax Index	20	12/15/23	8,207,432	(159,492)
Euro Stoxx 50 Index	3,338	12/15/23	148,363,398	(1,898,307)
FTSE 100 Index	740	12/15/23	72,390,821	401,952
Gasoline RBOB	49	10/31/23	4,938,171	(425,632)
IBEX 35 Index	86	10/20/23	8,583,179	(28,704)
Japan 10 Year Government Bond	191	12/13/23	185,274,090	(778,203)
Live Cattle	74	12/29/23	5,562,580	12,754
Lme Lead	49	11/13/23	2,655,800	(76,285)
Lme Lead	53	10/16/23	2,895,788	(11,006)
Lme Nickel	13	10/16/23	1,442,766	(111,034)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Lme Pri Alum	59	10/16/23	$3,450,025	$264,360
Lme Zinc	9	11/13/23	596,081	27,254
Lme Zinc	41	10/16/23	2,711,894	201,926
Low Sulphur Gas Oil	67	11/10/23	6,473,875	210,090
Nasdaq 100 E-Mini	119	12/15/23	35,382,270	(1,913,731)
NY Harb ULSD	47	10/31/23	6,515,384	141,786
Omxs30 Index	149	10/20/23	2,945,756	(27,872)
S&P 500 E-Mini Index	364	12/15/23	78,724,100	(3,884,397)
Soybean	33	11/14/23	2,103,750	(173,187)
Sugar	92	02/29/24	2,728,499	(12,154)
Topix Index	289	12/07/23	44,933,853	(940,892)
WTI Crude	135	10/20/23	12,256,650	427,453

Total				$(9,338,936)

Short position contracts:
10 Year U.S. Treasury Notes	(1,600)	12/19/23	(172,900,000)	2,518,045
2 Year U.S. Treasury Notes	(145)	12/29/23	(29,393,086)	51,649
20 Year U.S. Treasury Bonds	(67)	12/19/23	(7,623,344)	409,165
3 Mont SOFR	(244)	12/16/25	(58,556,950)	118,133
3 Month SOFR	(348)	03/19/24	(82,258,500)	216,418
3 Month SOFR	(398)	06/18/24	(94,151,875)	301,925
3 Month SOFR	(285)	06/17/25	(68,182,687)	215,576
3 Month SOFR	(340)	12/17/24	(80,826,500)	382,453
3 Month SOFR	(298)	03/18/25	(71,080,450)	307,868
3 Month SOFR	(379)	09/17/24	(89,837,212)	392,604
3 Month SOFR	(275)	09/16/25	(65,920,937)	157,500
30 Year German Euro-Buxl	(29)	12/07/23	(3,751,589)	181,782
3M SARON	(6)	06/18/24	(1,609,548)	(1,128)
3M SARON	(20)	09/17/24	(5,365,707)	(6,834)
3mo Euro Euribor	(168)	09/15/25	(43,045,726)	15,805
5 Year German Euro-Bobl	(144)	12/07/23	(17,622,245)	74,202
5 Year German Euro-Bund	(281)	12/07/23	(38,217,307)	540,464
5 Year German Euro-Oat	(56)	12/07/23	(7,294,180)	102,937
5 Year U.S. Treasury Notes	(217)	12/29/23	(22,862,984)	138,045
90-Day Bank Bill	(174)	06/13/24	(110,650,978)	5,396
90-DAY BANK BILL	(138)	03/07/24	(87,764,094)	(12,150)
ASX 90 Day Bank Accepted Bills	(40)	12/07/23	(25,448,178)	(958)
Bank Accept	(166)	06/17/24	(28,839,941)	13,294
Bank Accept Index	(202)	12/18/23	(35,079,514)	(14,629)
Bank Accept Index	(191)	03/18/24	(33,160,455)	4,537
Canada 10 Year Government Bonds	(652)	12/18/23	(55,265,791)	1,420,861
CBOE Volatility Index	(158)	10/18/23	(2,807,850)	(5,404)
CBOE Volatility Index	(130)	11/15/23	(2,372,019)	39,048
CBOE Volatility Index	(149)	12/20/23	(2,733,211)	(234,793)
Coffee	(38)	12/18/23	(2,082,638)	133,287
Copper	(53)	12/27/23	(4,952,187)	(52,701)
Corn	(159)	12/14/23	(3,790,162)	122,352
E-Mini Russell 2000 Index	(7)	12/15/23	(629,510)	(1,794)
Euro-Btp	(33)	12/07/23	(3,828,398)	53,320
Eurodollars	(226)	12/18/23	(57,348,232)	4,568
Eurodollars	(267)	03/18/24	(67,783,872)	40,929
Eurodollars	(299)	09/16/24	(76,180,433)	43,500
Eurodollars	(309)	06/17/24	(78,560,845)	58,158

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Eurodollars	(265)	12/16/24	$(67,671,869)	$11,822
Eurodollars	(234)	03/17/25	(59,857,588)	(5,844)
Eurodollars	(201)	06/16/25	(51,471,917)	1,506
Euro-Schatz	(267)	12/07/23	(29,637,183)	38,349
FTSE/JSE Top 40 Index	(55)	12/21/23	(1,959,332)	53,304
Gold 100 Oz	(64)	12/27/23	(11,943,040)	251,140
Hang Seng IIndex	(27)	10/30/23	(3,083,936)	(55,765)
HSCEI	(44)	10/30/23	(1,736,469)	(10,230)
Ice 3M Sonia Index	(32)	06/18/24	(9,235,668)	(59,995)
Ice 3M Sonia Index	(16)	03/19/24	(4,617,346)	(24,398)
Ice 3M Sonia Index	(34)	12/17/24	(9,844,529)	(65,291)
Ice 3M Sonia Index	(35)	09/17/24	(10,114,323)	(68,938)
Ice 3M Sonia Index	(31)	03/18/25	(8,995,278)	(57,538)
Ice 3M Sonia Index	(27)	06/17/25	(7,849,833)	(49,265)
Ice 3M Sonia Index	(23)	09/16/25	(6,696,717)	(38,856)
Ice 3M Sonia Index	(21)	12/16/25	(6,121,119)	(35,268)
Lme Lead	(53)	10/16/23	(2,895,787)	39,649
Lme Nickel	(28)	11/13/23	(3,121,608)	160,844
Lme Nickel	(13)	10/16/23	(1,442,766)	167,558
Lme Pri Alum	(50)	11/13/23	(2,933,125)	(215,779)
Lme Pri Alum	(59)	10/16/23	(3,450,025)	(224,607)
Lme Zinc	(23)	11/13/23	(1,523,319)	(117,802)
Lme Zinc	(41)	10/16/23	(2,711,894)	(263,240)
Natural Gas	(107)	10/27/23	(3,134,030)	20,014
S&P/TSX 60 IX	(12)	12/14/23	(2,078,498)	3,281
Silver	(18)	12/27/23	(2,020,500)	35,293
Wheat	(110)	12/14/23	(2,978,250)	565,358

Total				$7,788,732

TOTAL FUTURES CONTRACTS				$(1,550,204)

SWAP CONTRACTS — At September 30, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2023(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 40	5.000%	4.588%	06/20/28		$—	$5,958	$88	$5,870
CDX.NA.HY Index 41	5.000	4.803	12/20/28		23,250	216,776	235,160	(18,384)
CDX.NA.IG Index 41	1.000	0.739	12/20/28		199,800	2,430,185	2,635,649	(205,464)
ICE CD ITXEB 40	1.000	0.793	12/20/28	EUR	191,050	2,025,887	2,140,241	(114,354)
ICE CD ITXEX 40	5.000	4.260	12/20/28		19,400	647,947	673,549	(25,602)

TOTAL						$5,326,753	$5,684,687	$(357,934)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Application/ (Depreciation)*

Russel 1000 TR Index	1M SOFR+0.026%	BofA Securities LLC	02/02/24		$49,005	$1,825,521
TUKXG Index	1M SONIA+0.023	BofA Securities LLC	03/18/24	GBP	6,560	113,404
AMZX Index	1M SOFR+0.520	BofA Securities LLC	12/13/23		7,661	149,563
M1WO Index	1M SOFR-0.0185	BofA Securities LLC	02/12/24		7,682	286,512
M1WO Index	12M SOFR-0.015	BofA Securities LLC	01/17/24		31,832	1,187,627
TUKXG Index	12M SONIA+0.020	BofA Securities LLC	06/11/24	GBP	344	5,935
BCOMRS Index	1M SOFR+0.010	JPMorgan Securities, Inc.	12/08/23		6,681	(64,834)
JPGSGLHN Index	1M SOFR-0.040	JPMorgan Securities, Inc.	11/22/23		33,959	(970,725)
JPGSGLMN Index	12M SOFR-0.0025	JPMorgan Securities, Inc.	05/22/24		15,828	(626,117)
JPGSGLTN Index	1M SOFR-0.070	JPMorgan Securities, Inc.	11/22/23		36,299	(1,034,811)
JPGSMARB Index	12M SOFR+0.089	JPMorgan Securities, Inc.	07/30/24		47,627	289,199
M1WO Index	1M SOFR-0.017	JPMorgan Securities, Inc.	02/28/24		130,604	4,871,811
M1WO Index	1M SOFR-0.015	JPMorgan Securities, Inc.	03/12/24		63,223	2,358,779
M1WO Index	12M SOFR+0.015	JPMorgan Securities, Inc.	03/13/24		8,283	338,318
NDUGWI Index	1M SOFR-0.140	JPMorgan Securities, Inc.	10/13/23		63,261	(2,585,603)
SXXGT INDEX	1M EURO+0.160	JPMorgan Securities, Inc.	06/19/24	EUR	27,782	878,998

TOTAL						$7,023,577

*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made at monthly.

A basket (JPGSMARB) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Seagen Inc	Health Care	89	$18,972	6.6
Avantax Inc	Financials	749	19,151	6.6
New Relic Inc	Information Technology	224	19,158	6.6
Hostess Brands Inc	Consumer Staples	576	19,198	6.6
Origin Energy Ltd	Utilities	2,190	19,228	6.6
Activision Blizzard Inc	Communication Services	206	19,255	6.7
Sovos Brands Inc	Consumer Staples	856	19,297	6.7
Dechra Pharmaceuticals PLC	Health Care	5	19,307	6.7
Horizon Therapeutics Plc	Health Care	167	19,322	6.7
American Equity Investment Life Holding Co	Financials	360	19,327	6.7
iRobot Corp	Consumer Discretionary	511	19,356	6.7
Veritiv Corp	Industrials	115	19,363	6.7
NextGen Healthcare Inc	Health Care	818	19,404	6.7
Splunk Inc	Information Technology	133	19,410	6.7
Capri Holdings Ltd	Consumer Discretionary	370	19,449	6.7

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2023, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index	$ 19.000	10/18/2023	1,580	$3,002,000	$172,220	$360,240	$(188,020)
CBOE Volatility Index	21.000	11/15/2023	1,300	2,730,000	187,850	293,800	(105,950)
CBOE Volatility Index	19.000	12/20/2023	1,490	2,831,000	347,915	269,690	78,225

			4,370	$8,563,000	$707,985	$923,730	$(215,745)

Puts
S&P 500 Index	3,760.000	10/31/2023	15	5,640,000	6,300	11,303	(5,003)
S&P 500 Index	3,950.000	10/31/2023	4	1,580,000	3,860	4,279	(419)
S&P 500 Index	3,960.000	10/31/2023	7	2,772,000	7,175	4,345	2,830
S&P 500 Index	4,000.000	10/31/2023	11	4,400,000	14,135	6,568	7,567

			37	$14,392,000	$31,470	$26,495	$4,975

Total purchased option contracts			4,407	$22,955,000	$739,455	$950,225	$(210,770)

Written option contracts
Puts
S&P 500 Index	4,210.000	10/31/2023	(15)	(6,315,000)	(67,650)	(100,359)	32,709
S&P 500 Index	4,420.000	10/31/2023	(11)	(4,862,000)	(157,520)	(55,902)	(101,618)
S&P 500 Index	4,445.000	10/31/2023	(7)	(3,111,500)	(113,575)	(38,215)	(75,360)
S&P 500 Index	4,485.000	10/31/2023	(4)	(1,794,000)	(77,040)	(36,653)	(40,387)

Total written option contracts			(37)	$(16,082,500)	$(415,785)	$(231,129)	$(184,656)

TOTAL			4,370	$6,872,500	$323,670	$719,096	$(395,426)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines Peso
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.HY Ind 40	— CDX North America High Yield Index 40
CDX.NA.HY Ind 41	— CDX North America High Yield Index 41
CDX.NA.IG Ind 41	— CDX North America Investment Grade Index 41
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEX	— iTraxx Europe Crossover Index
SOFR	— Secured Overnight Funding Rate
SONIA	— Sterling Overnight Index Average

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a)(b) – 7.1%
United States Treasury Bills
$13,200,000	0.000%	12/05/23	$ 13,075,411
13,600,000	0.000	12/12/23	13,457,888
2,000,000	0.000	02/01/24	1,964,084
22,500,000	0.000	03/14/24	21,956,268

TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,449,709)			$ 50,453,651

Shares	Dividend Rate	Value

Investment Company(c) – 9.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
69,256,660	5.240%	$ 69,256,660
(Cost $69,256,660)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(b) – 83.7%
U.S. Treasury Obligations – 83.7%
United States Treasury Bills
$20,000,000	0.000	%(a)	10/03/23	$ 19,997,075
103,000,000	0.000		10/10/23	102,879,760
13,000,000	0.000		10/12/23	12,980,968

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(b) – (continued)
U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
$85,000,000	0.000%		10/24/23	$ 84,726,217
108,700,000	0.000		11/28/23	107,784,538
111,000,000	0.000		11/30/23	110,030,711
7,800,000	0.000	(a)	12/12/23	7,718,495
24,000,000	0.000		12/14/23	23,741,930
15,000,000	0.000		12/28/23	14,807,524
27,500,000	0.000	(a)	03/14/24	26,835,439
83,000,000	0.000		03/21/24	80,904,522

TOTAL SHORT- TERM INVESTMENTS (Cost $592,377,178)				$592,407,179

TOTAL INVESTMENTS – 100.6% (Cost $712,083,547)				$712,117,490

OTHER ASSETS IN EXCESS OF LIABILITIES – (0.6)%				(3,960,369)

NET ASSETS – 100.0%				$708,157,121

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Represents an Affiliated Issuer.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	812	10/31/23	$74,866,400	$(790,012)
Copper	31	12/27/23	2,896,563	6,769
Gold	270	12/27/23	50,384,700	(3,969,599)
KC HRW Wheat	88	12/14/23	2,920,500	(354,025)
Lean Hogs	38	10/13/23	1,219,040	(89,560)
Lean Hogs	196	12/14/23	5,627,160	(176,427)
Lme Lead	121	10/16/23	6,611,138	(240,702)
Lme Nickel	69	10/16/23	7,657,758	(763,124)
Lme Zinc	369	10/16/23	24,407,044	1,320,828
Low Sulphur Gas Oil	288	11/10/23	27,828,000	149,325
Natural Gas	927	10/27/23	27,151,830	(721,660)
Platinum	216	01/29/24	9,891,720	(341,612)
Silver	303	12/27/23	34,011,750	(1,351,283)
Soybean	522	12/14/23	19,898,640	(1,453,150)
Soybean Oil	627	12/14/23	21,003,246	(1,827,128)
Wheat	648	12/14/23	17,544,600	(2,872,815)
WTI Crude	88	10/20/23	7,989,520	136,034
WTI Crude	125	11/20/23	11,100,000	(107,906)

Total				$(13,446,047)

Short position contracts:
Cocoa	(214)	12/13/23	(7,314,520)	(644,896)
Cocoa	(671)	03/13/24	(23,001,880)	312,520
Coffee	(131)	12/18/23	(7,179,619)	761,005
Corn	(349)	12/14/23	(8,319,288)	400,928
Cotton No.2	(188)	12/06/23	(8,192,100)	(550,709)
Cotton No.2	(309)	03/06/24	(13,583,640)	(411,690)
FCOJ-A	(49)	11/09/23	(2,570,663)	(464,446)
FCOJ-A	(54)	01/10/24	(2,714,310)	(601,267)
Gasoline RBOB	(19)	12/29/23	(1,854,313)	25,019
Gasoline RBOB	(133)	01/31/24	(12,950,582)	673,836
Live Cattle	(168)	12/29/23	(12,628,560)	(155,311)
Live Cattle	(213)	02/29/24	(16,401,000)	(21,833)
LME PRI	(103)	12/18/23	(6,057,688)	(409,607)
Natural Gas	(397)	01/29/24	(13,883,090)	426,382
Natural Gas	(120)	12/27/23	(4,278,000)	332,179
NY Harbor ULSD	(21)	12/29/23	(2,703,859)	(151,058)
NY Harbor ULSD	(150)	01/31/24	(18,924,570)	(546,766)
Soybean	(167)	11/14/23	(10,646,250)	(517,071)
Sugar 11	(657)	02/29/24	(19,485,043)	(683,331)
WTI Crude	(236)	12/19/23	(20,527,280)	(1,721,409)
WTI Crude	(1,058)	01/22/24	(90,215,660)	(1,648,394)

Total				$(5,595,919)

TOTAL FUTURES CONTRACTS				$(19,041,966)

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2023, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Application/ (Depreciation)*

CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate+0.24%	Citibank NA	01/31/24	$136,635	$—
CRB Future Index	1 mo. U.S. Treasury Bill Rate+0.21%	Citibank NA	01/31/24	111,525	—
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate+0.25%	Merrill Lynch International Bank Ltd.	01/31/24	72,272	—
CRB Future Index	1 mo. U.S. Treasury Bill Rate+0.21%	Merrill Lynch International Bank Ltd.	01/31/24	90,092	—
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate+0.25%	UBS AG (London)	01/31/24	248,867	—

TOTAL					$—

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.

Currency Abbreviations:
USD	— U.S. Dollar

GOLDMAN SACHS ALTERNATIVE FUNDS II

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

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Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

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ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

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The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of investments or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2023:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$322,306	$—	$—
Asia	400,893	9,205,641	—
Europe	41,731,038	45,460,934	—
North America	648,336,588	124,120	—
Securities Lending Reinvestment Vehicle	14,576,220	—	—
Preferred Stocks	—	145,410	—
Rights	—	912	—
Exchange Traded Funds	730,553,049	—	—
Investment Company	2,189,646,782	—	—

Total	$3,625,566,876	$54,937,017	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$1,840,952	$—
Futures Contracts(b)	11,396,240	—	—
Credit Default Swap Contracts(b)	—	5,870	—
Total Return Swap Contracts(b)	—	12,305,666	—
Purchased Option Contracts	31,470	707,985	—

Total	$11,427,710	$14,860,473	$—

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ABSOLUTE RETURN TRACKER (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Credit Default Swap Contracts(b)	$—	$(363,804)	$—
Forward Foreign Currency Exchange Contracts(b)	—	(956,023)	—
Futures Contracts(b)	(12,946,444)	—	—
Total Return Swap Contracts(b)	—	(5,282,089)	—
Written Option Contracts	(415,785)	—	—

Total	$(13,362,229)	$(6,601,916)	$—

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$50,453,651	$—	$—
Investment Company	69,256,660	—	—
Short-term Investments	592,407,179	—	—

Total	$712,117,490	$—	$—

Derivative Type

Assets
Futures Contracts(b)	$4,544,825	$—	$—

Liabilities
Futures Contracts(b)	$(23,586,791)	$—	$—
Total Return Swap Contracts(b)	—	—	—

Total	$(23,586,791)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

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Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political, Foreign and Emerging Countries Risk and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk —The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large

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shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging markets countries.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker and the Commodity Strategy Funds. In reliance of such PLRs, these Funds have in the past sought to gain exposure to the commodity markets primarily through investments in commodity-linked notes and/or subsidiaries. Treasury regulations generally treat the Funds’ income inclusion with respect to a subsidiary as qualifying income either if (A) there is a current-year distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Funds’ business of investing in stock, securities, or currencies. The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Funds have limited their investments in commodity index-linked structured notes. The Absolute Return Tracker and Commodity Strategy Funds have obtained an opinion of counsel that the Funds’ income from investments in the Subsidiaries should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that a Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.